Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Feb. 01, 2018
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Feb. 01, 2018
Document Effective Date	Feb. 01, 2018
Prospectus Date	Feb. 01, 2018
Arabesque Systematic USA Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	ASURX
Arabesque Systematic USA Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	ASUIX
Arabesque Systematic International Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	SYIRX
Arabesque Systematic International Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	SYIIX
TOBAM Emerging Markets Fund | Class A
Prospectus [Line Items]
Trading Symbol	TBMAX
TOBAM Emerging Markets Fund | Class C
Prospectus [Line Items]
Trading Symbol	TBMCX
TOBAM Emerging Markets Fund | Class I
Prospectus [Line Items]
Trading Symbol	TBMIX